Employee Benefit Plans (Unfunded) (Details) - Schedule of Gratuity - Previously Reported [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$ 341,727	$ 352,630
Service cost	97,679	105,812
Interest cost	18,405	18,112
Actuarial gain	(45,373)	(51,364)
Benefits paid	(100,528)	(70,725)
Effect of exchange rate changes	(25,196)	(12,738)
PBO at the end of the period	286,714	341,727
Accrued pension liability
Current liability	70,872	93,363
Non-current liability	215,841	248,364
Total of accrued pension liability	286,714	341,727
Accumulated benefit obligation	$ 202,036	$ 236,753